Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement Text Block	jhvit-20181213_SupplementTextBlock

John Hancock Variable Insurance Trust (the "Trust")
Supplement dated December 13, 2018 to the current
Prospectus (the "Prospectus"), as may be supplemented

Effective immediately, the address of all series of the Trust (the "funds"), John Hancock Investment Management Services, LLC, and John Hancock Distributors, LLC is changing to 200 Berkeley Street, Boston, MA 02116. Accordingly, all references to 601 Congress Street, Boston, MA 02210 in the Prospectus are changed to the new address.

Equity Income Trust (the "fund")

The information found under "Fees and expenses" and "Expense example" in the Fund summary is amended and restated as follows to reflect the new advisory fee schedule, which became effective as of October 1, 2018:

Fees and expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did.

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	Series I	Series II	Series NAV
Management fee[1]	0.70	0.70	0.70
Distribution and service (Rule 12b-1) fees	0.05	0.25	0.00
Other expenses	0.05	0.05	0.05
Total annual fund operating expenses	0.80	1.00	0.75
[1] "Management fee" has been restated to reflect the contractual management fee schedule effective October 1, 2018.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses ($)	Series I	Series II	Series NAV
1 year	82	102	77
3 years	255	318	240
5 years	444	552	417
10 years	990	1,225	930

High Yield Trust (the "fund")

Effective January 1, 2019, in the "Fund summary – Past performance" section, the Average annual total returns table is replaced in its entirety by the following:

Average Annual Total Returns for Period Ended 12/31/2017

Average annual total returns (%)	1 Year	5 Year	10 Year	Date of Inception
Series I	7.50	4.48	6.36	01/02/97
Series II	7.13	4.23	6.13	01/28/02
Series NAV	7.46	4.52	6.41	02/28/05
Bloomberg Barclays US High Yield 2% Issuer Capped Index* (reflects no deduction for fees, expenses, or taxes)	7.50	5.78	8.09
FTSE High Yield Market Index** (reflects no deduction for fees, expenses, or taxes)	7.05	5.40	7.59

*Prior to January 1, 2019, the fund compared its performance to the FTSE High Yield Market Index. As of this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the FTSE High Yield Market Index with the Bloomberg Barclays US High Yield 2% Issuer Capped Index as the benchmark to which the fund compares its performance.

**Formerly known as Citigroup High Yield Market Index.

(John Hancock Variable Insurance Trust) | (Equity Income Trust)
Prospectus:	rr_ProspectusTable
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. The fees and expenses do not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund's operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

(John Hancock Variable Insurance Trust) | (Equity Income Trust) | Series I
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.05%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	255
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	444
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 990
(John Hancock Variable Insurance Trust) | (Equity Income Trust) | Series II
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	318
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	552
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,225
(John Hancock Variable Insurance Trust) | (Equity Income Trust) | NAV Class
Prospectus:	rr_ProspectusTable
Management fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 930
(John Hancock Variable Insurance Trust) | (High Yield Trust)
Prospectus:	rr_ProspectusTable
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%)
(John Hancock Variable Insurance Trust) | (High Yield Trust) | Bloomberg Barclays US High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.50%	[2]
5 Years	rr_AverageAnnualReturnYear05	5.78%	[2]
10 Years	rr_AverageAnnualReturnYear10	8.09%	[2]
(John Hancock Variable Insurance Trust) | (High Yield Trust) | FTSE High Yield Market Index (reflects no deduction for fees, expenses, or taxes)
Prospectus:	rr_ProspectusTable
1 Year	rr_AverageAnnualReturnYear01	7.05%	[3]
5 Years	rr_AverageAnnualReturnYear05	5.40%	[3]
10 Years	rr_AverageAnnualReturnYear10	7.59%	[3]
(John Hancock Variable Insurance Trust) | (High Yield Trust) | Series I
Prospectus:	rr_ProspectusTable
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan. 02, 1997
1 Year	rr_AverageAnnualReturnYear01	7.50%
5 Years	rr_AverageAnnualReturnYear05	4.48%
10 Years	rr_AverageAnnualReturnYear10	6.36%
(John Hancock Variable Insurance Trust) | (High Yield Trust) | Series II
Prospectus:	rr_ProspectusTable
Date of Inception	rr_AverageAnnualReturnInceptionDate	Jan. 28, 2002
1 Year	rr_AverageAnnualReturnYear01	7.13%
5 Years	rr_AverageAnnualReturnYear05	4.23%
10 Years	rr_AverageAnnualReturnYear10	6.13%
(John Hancock Variable Insurance Trust) | (High Yield Trust) | NAV Class
Prospectus:	rr_ProspectusTable
Date of Inception	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2005
1 Year	rr_AverageAnnualReturnYear01	7.46%
5 Years	rr_AverageAnnualReturnYear05	4.52%
10 Years	rr_AverageAnnualReturnYear10	6.41%

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective October 1, 2018.
[2]	Prior to January 1, 2019, the fund compared its performance to the FTSE High Yield Market Index. As of this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund replaced the FTSE High Yield Market Index with the Bloomberg Barclays US High Yield 2% Issuer Capped Index as the benchmark to which the fund compares its performance.
[3]	Formerly known as Citigroup High Yield Market Index.